Consolidated Statements Of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 442	$ (51)	$ 226
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	48	45	39
Equity in earnings of unconsolidated affiliates	(72)	(91)	(149)
Deferred income tax (benefit) expense	(322)	18	14
Gain on disposition of assets	(5)	(7)	(61)
Asset impairment	0	16	31
Other	29	3	21
Changes in operating assets and liabilities, net of acquired businesses:
Accounts receivable, net of allowance for doubtful accounts	92	121	41
Costs and estimated earnings in excess of billings on uncompleted contracts	40	8	224
Claims receivable	400	0	0
Accounts payable	(193)	(6)	(274)
Billings in excess of costs and estimated earnings on uncompleted contracts	(198)	33	(2)
Accrued salaries, wages and benefits	14	(50)	(8)
Reserve for loss on uncompleted contracts	(48)	(5)	(94)
Payments from (advances to) unconsolidated affiliates, net	11	(1)	10
Distributions of earnings from unconsolidated affiliates	62	56	92
Income taxes payable	0	(52)	26
Pension funding	(37)	(41)	(48)
Retainage payable	(16)	(2)	(2)
Subcontractor advances	0	8	(12)
Net settlement of derivative contracts	3	(9)	(44)
Other assets and liabilities	(57)	68	17
Total cash flows provided by operating activities	193	61	47
Cash flows from investing activities:
Purchases of property, plant and equipment	(8)	(11)	(10)
Payments for investments in equity method joint ventures	0	(61)	(19)
Proceeds from sale of assets or investments	2	2	130
Acquisitions of businesses, net of cash acquired	(4)	(911)	0
Payments for (Proceeds from) Other Investing Activities	(2)	0	0
Total cash flows (used in) provided by investing activities	(12)	(981)	101
Cash flows from investing activities:
Payments to reacquire common stock	(53)	(4)	(62)
Acquisition of noncontrolling interest	0	0	(40)
Investments from noncontrolling interests	1	0	0
Distributions to noncontrolling interests	(4)	(9)	(28)
Payments of dividends to shareholders	(45)	(46)	(47)
Net proceeds from issuance of common stock	0	0	1
Excess tax benefits from share-based compensation	0	1	0
Borrowings on revolving credit agreement	0	700	0
Payments on revolving credit agreement	(180)	(50)	0
Payments on short-term and long-term borrowings	(9)	(9)	(11)
Other	0	1	(5)
Total cash flows (used in) provided by financing activities	(290)	584	(192)
Effect of exchange rate changes on cash	12	(11)	(43)
Decrease in cash and equivalents	(97)	(347)	(87)
Cash and equivalents at beginning of period	536	883	970
Cash and equivalents at end of period	439	536	883
Supplemental disclosure of cash flows information:
Cash paid for interest	21	12	10
Cash paid for income taxes (net of refunds)	144	49	66
Noncash financing activities
Dividends declared	$ 11	$ 12	$ 12